Form N-1A Cover	Dec. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIAA-CREF Life Funds
Entity Central Index Key	0001068204
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2023
Prospectus Date	May 01, 2024
Nuveen Life Growth Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Nuveen Life Growth Equity Fund (the “Fund”)

SUPPLEMENT NO. 1
dated February 27, 2025 to the Summary Prospectus dated May 1, 2024

SUPPLEMENT NO. 2
dated February 27, 2025 to the Statutory Prospectus dated May 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on May 1, 2025:

•	The Fund’s Name policy to invest, under normal circumstances, at least 80% of its assets in equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of growth companies.

Nuveen Life Large Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Nuveen Life Large Cap Value Fund (the “Fund”)

SUPPLEMENT NO. 1
dated February 27, 2025 to the Summary Prospectus dated May 1, 2024

SUPPLEMENT NO. 3
dated February 27, 2025 to the Statutory Prospectus dated May 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on May 1, 2025:

•	The Fund’s Name policy to invest, under normal circumstances, at least 80% of its assets in large-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.